T. ROWE PRICE Retirement I 2025 Fund-I Class
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 37.4%
T. Rowe Price Funds:
New Income Fund  893,976 290,937 81,058 113,506,757 1,054,478
Limited Duration Inflation
Focused Bond Fund  504,254 204,097 64,969 118,983,488 627,043
International Bond Fund (USD
Hedged)  307,395 95,061 28,055 36,905,188 356,873
Dynamic Global Bond Fund  223,589 75,326 19,534 27,763,019 267,080
Emerging Markets Bond Fund  203,456 53,438 19,665 21,062,040 206,619
U.S. Treasury Long-Term Index
Fund  135,032 82,369 16,257 17,989,531 198,424
High Yield Fund  191,155 44,193 28,148 31,062,644 197,869
Floating Rate Fund  110,429 48,600 10,467 15,535,725 146,967
Total Bond Mutual Funds (Cost $3,167,421) 3,055,353
EQUITY MUTUAL FUNDS 60.4%
T. Rowe Price Funds:
Value Fund  824,829 229,026 78,541 19,588,956 882,091
Equity Index 500 Fund  966,660 144,611 268,178 7,016,922 808,560
Growth Stock Fund (2) 752,756 172,821 120,897 7,493,982 674,159
International Value Equity Fund  422,952 82,414 44,878 27,995,497 423,572
Overseas Stock Fund  412,531 71,307 52,063 31,529,484 395,695
International Stock Fund  386,043 92,146 56,447 18,615,691 344,576
Mid-Cap Value Fund  233,578 43,984 44,019 6,295,538 213,671
Mid-Cap Growth Fund (2) 191,828 48,228 15,321 1,857,570 191,757
Real Assets Fund  140,048 25,560 10,736 10,320,121 154,286
Emerging Markets Stock Fund  203,723 37,823 34,035 3,656,949 154,214
Small-Cap Value Fund  143,375 28,641 10,342 2,564,529 147,845
Emerging Markets Discovery
Stock Fund  78,490 93,709 5,339 10,306,789 145,326
Small-Cap Stock Fund  145,758 25,707 11,830 2,215,182 138,648
New Horizons Fund (2) 106,366 28,808 10,403 1,481,839 94,556
U.S. Large-Cap Core Fund  55,065 47,498 5,399 2,707,633 89,081
U.S. Equity Research Fund  – 78,299 1,340 1,770,798 73,736
Total Equity Mutual Funds (Cost $4,106,353) 4,931,773
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  780 302,515 302,284 10,072 1,002
Total Other Mutual Funds (Cost $1,011) 1,002

T. ROWE PRICE Retirement I 2025 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 76,931 670,931 567,617 180,244,949 180,245
Total Short-Term Investments (Cost $180,245) 180,245
Total Investments in Securities 100.0%
(Cost $7,455,030) $ 8,168,373
Other Assets Less Liabilities (0.0)% (226)
Net Assets 100.0% $ 8,168,147
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2025 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 87 MSCI EAFE Index contracts 3/22 (9,395) $ 582
Short, 470 Russell 2000 E-Mini Index contracts 3/22 (48,046) 3,642
Long, 105 S&P 500 E-Mini Index contracts 3/22 22,932 (141)
Net payments (receipts) of variation margin to date (4,093)
Variation margin receivable (payable) on open futures contracts $ (10)

T. ROWE PRICE Retirement I 2025 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 3,896 $ (12,301) $ 5,535
Emerging Markets Bond Fund  (897) (30,610) 8,504
Emerging Markets Discovery Stock Fund  3,962 (21,534) 2,622
Emerging Markets Stock Fund  12,922 (53,297) 3,453
Equity Index 500 Fund  79,521 (34,533) 10,373
Floating Rate Fund  (40) (1,595) 4,295
Growth Stock Fund  96,037 (130,521) —
High Yield Fund  224 (9,331) 8,896
International Bond Fund (USD Hedged)  4,702 (17,528) 5,324
International Stock Fund  27,586 (77,166) 6,028
International Value Equity Fund  5,742 (36,916) 13,671
Limited Duration Inflation Focused Bond Fund  7,306 (16,339) 23,858
Mid-Cap Growth Fund  24,230 (32,978) —
Mid-Cap Value Fund  22,747 (19,872) 3,396
New Horizons Fund  18,563 (30,215) —
New Income Fund  12,482 (49,377) 14,505
Overseas Stock Fund  5,381 (36,080) 10,252
Real Assets Fund  2,097 (586) 4,029
Small-Cap Stock Fund  12,991 (20,987) 614
Small-Cap Value Fund  11,621 (13,829) 1,547
Transition Fund  660 (9) —
U.S. Equity Research Fund  823 (3,223) 283
U.S. Large-Cap Core Fund  6,627 (8,083) 747
U.S. Treasury Long-Term Index Fund  (1,313) (2,720) 2,510
Value Fund  98,870 (93,223) 11,816
U.S. Treasury Money Fund, 0.14% — — 102
Totals $ 456,740# $ (752,853) $ 142,360+
# Capital gain distributions from mutual funds represented $302,535 of the net realized gain
(loss).
+ Investment income comprised $142,360 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2025 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2025 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Retirement I 2025 Fund-I Class

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets,

T. ROWE PRICE Retirement I 2025 Fund-I Class

cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
R413-054Q3 02/22